Commission income	12 Months Ended
Dec. 31, 2019
Fee and commission income [abstract]
Commission income
Commission income
Commission income comprises the amount of all fees and commissions accruing in favour of the Group in the year, except those that form an integral part of the effective interest rate on financial instruments.
The detail of fee and commission income is as follows:

Million euros
	2019	2018	2017
Coming from collection and payment services:
Bills	328	334	368
Demand accounts	1,382	1,371	1,490
Cards	3,858	3,514	3,515
Orders	478	475	449
Cheques and other	155	138	154
	6,201	5,832	5,976
Coming from non-banking financial products:
Investment funds	943	1,024	751
Pension funds	180	124	92
Insurance	2,631	2,433	2,517
	3,754	3,581	3,360
Coming from Securities services:
Securities underwriting and placement	364	283	374
Securities trading	281	251	302
Administration and custody	485	458	359
Asset management	293	305	251
	1,423	1,297	1,286
Other:
Foreign exchange	612	546	471
Financial guarantees	521	549	559
Commitment fees	293	291	283
Other fees and commissions	2,545	2,568	2,644
	3,971	3,954	3,957
	15,349	14,664	14,579